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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ] Amendment Number: __________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAB Capital Management, L.P.
Address: 767 Fifth Avenue, 21st Floor
         New York, NY 10153

Form 13F File Number: 28-06339

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Jackelow
Title: Chief Financial Officer
Phone: 212-457-8010

Signature, Place, and Date of Signing:


/s/ Brian Jackelow                  New York, NY            February 16, 2010
---------------------------   -----------------------   ------------------------
        (Signature)                (City, State)                 (Date)

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:        11
Form 13F Information Table Value Total:   549,764(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-06341               SAB Capital Advisors, L.L.C.

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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                           VOTING AUTHORITY
                                 TITLE OF                VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER             CLASS        CUSIP    (X1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
BANK OF AMERICA CORPORATION  UNIT 99/99/9999 060505419  139,468  9,347,751  SH        DEFINED      1     9,347,751    0     0
CVS CAREMARK CORPORATION           COM       126650100   73,278  2,275,000  SH        DEFINED      1     2,275,000    0     0
ENDURANCE SPECIALTY HLDGS LT       SHS       G30397106   86,406  2,320,858  SH        DEFINED      1     2,320,858    0     0
EXPRESS SCRIPTS INC                COM       302182100   73,309    848,282  SH        DEFINED      1       848,282    0     0
KKR FINANCIAL HLDGS LLC      NOTE 7.000% 7/1 48248AAB4   22,272 24,005,000 PRN        DEFINED      1    24,005,000    0     0
MARSHALL & ILSLEY CORP NEW         COM       571837103   31,349  5,752,200  SH        DEFINED      1     5,752,200    0     0
MFA FINANCIAL INC                  COM       55272X102   14,262  1,940,415  SH        DEFINED      1     1,940,415    0     0
MORGAN STANLEY                   COM NEW     617446448   74,808  2,527,300  SH        DEFINED      1     2,527,300    0     0
PFSWEB INC                       COM NEW     717098206      116     78,084  SH        DEFINED      1        78,084    0     0
RESEARCH IN MOTION LTD             COM       760975102   33,770    500,000  SH        DEFINED      1       500,000    0     0
RETAIL VENTURES INC                COM       76128Y102      726     81,700  SH        DEFINED      1        81,700    0     0